Note 5 - Other Operating Expenses - Summary of Items of Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Expenses [abstract]
Hosting	$ (12,360)	$ (10,161)	$ (9,267)
Audit, legal and other advisory services	(7,687)	(8,669)	(6,857)
Software license fees	(4,026)	(3,357)	(2,149)
Rent and other office expenses	(2,305)	(2,700)	(3,743)
Travel	(1,959)	(1,848)	(1,496)
Other expenses	(3,338)	(4,106)	(3,502)
Total other operating expenses	$ (31,674)	$ (30,842)	$ (27,015)